Sale of Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Discount factor for receivables sold	1.18%
Discounts reported as loss on sale of receivables	$ 13.0
Servicing fee income	$ 3.7